Leases - Future Minimum Lease Payments under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014
Leases [Abstract]
2014	$ 10,124
2015	11,258
2016	11,307
2017	11,108
2018	10,325
Thereafter	40,720
Total minimum lease payments	$ 94,842